PREPAID EXPENSES AND OTHER CURRENT ASSETS - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	Dec. 31, 2018	Mar. 31, 2018
Advances to technical managers	$ 578,197	$ 467,932
Insurance claims receivable	697,258	956,471
Prepaid Insurance	579,838	882,347
Deposit	250,000	250,000
Advances to agents	548,968	2,757,518
Other	1,077,204	768,567
Total prepaid expenses and other current assets	$ 3,731,465	$ 6,082,835